Summary of principle accounting policies - Income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of principal accounting policies
Unrecognized uncertain tax positions	¥ 0	¥ 0
Threshold to measure uncertain tax position, Percent	50.00%